Offerings	Jun. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes Due 2028
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99986
Maximum Aggregate Offering Price	$ 999,860,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,078.57
Offering Note
(1)
This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the Company’s Registration Statement on Form
S-3
(File
No. 333-272728)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes Due 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99795
Maximum Aggregate Offering Price	$ 997,950,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,786.15
Offering Note
(1)
This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the Company’s Registration Statement on Form
S-3
(File
No. 333-272728)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.